Note 8 - Property and Equipment (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Property and equipment	$ 7,075	$ 7,431
Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment	16,884	16,505
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment	$ (9,809)	$ (9,074)